Consolidated Schedule of Investments (unaudited)
June 30, 2025
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Acquisition Date	Fair Value
Investments—82.8%
Secondary Investments — 65.3%(a)
North America — 39.1%
Accel VI, L.P.	6/30/25	$295,667 *
Accel VI-S, L.P.	6/30/25	199,474 *
Advent International GPE IX Ltd. Partnership	6/30/25	12,094,198 *
Advent International GPE XI-C SCSp	6/20/25	— *,(b)
AEA Investors Fund VII L.P.	1/1/25	34,548,110 *
AKKR Isosceles CV L.P.	6/17/25	9,853,776 *,(c),(d)
Avenir Growth Partners II, L.P.	6/30/25	974,701 *
Avenir Growth Partners III, L.P.	6/30/25	1,352,003 *
Avenir Growth Partners IV, L.P.	6/30/25	3,696,932 *
Avenir Growth Partners V, L.P.	6/30/25	743,193 *
BAH Forefront, L.P.	1/28/25	49,782,515 *
Bain Capital Beacon Roll SPV XII, L.P.	3/27/25	1,267,791 *
Bain Capital Beacon Roll SPV XIII, L.P.	3/27/25	1,213,286 *
Bain Capital Fund XII, L.P.	12/31/24	28,229,982
Bain Capital Fund XIII, L.P.	12/31/24	33,181,482 *
Bain Capital Fund XIV, L.P.	1/17/25	— *,(b)
Bain Capital Venture Coinvestment Fund II, L.P.	6/30/25	1,882,493 *
Bain Capital Venture Coinvestment Fund, L.P.	6/30/25	1,292,752 *
Bain Capital Venture Fund 2005, L.P.	6/30/25	43,463 *
Bain Capital Venture Fund 2007, L.P.	6/30/25	655,126 *
Bain Capital Venture Fund 2009, L.P.	6/30/25	90,261 *
Bain Capital Venture Fund 2012, L.P.	6/30/25	3,616,067 *
Bain Capital Venture Fund 2014, L.P.	6/30/25	1,415,276 *
Bain Capital Venture Fund 2016, L.P.	6/30/25	6,392,263 *
Bain Capital Venture Fund 2019, L.P.	6/30/25	2,658,859 *
Bain Capital Venture Fund 2021, L.P.	6/30/25	1,162,640 *
Bain Capital VII Coinvestment Fund, L.P.	6/30/25	54,981 *
Catalyst Investors V L.P.	12/31/24	8,039,180 *
Catterton Partners VII Special Purpose L.P.	12/31/24	5,586,954 *
CF24XB SCSp	3/17/25	22,143,661 *
Charlesbank Equity Fund VIII, Limited Partnership	6/30/25	9,705,499 *
FS Equity Partners CV1, L.P.	4/3/25	32,330,236 *,(c),(d)
FS Equity Partners IX, L.P.	5/16/25	— *,(b)
GA Continuity Fund II, L.P.	3/7/25	22,178,628 *
Green Equity Investors CF IV-C, L.P.	3/31/25	4,631,695 *,(c),(d)
Gryphon VI-A Top-Up Co-Investment Partners, L.P.	3/31/25	7,781,587 *
GTCR Capital Solutions Feeder B L.P.	6/30/25	— *,(b)
GTCR Fund XIII L.P.	6/30/25	8,422,841 *
Insight Partners XII, L.P.	6/30/25	6,668,335 *
Mayfield Select II, L.P.	6/30/25	584,001 *
Mayfield Select III, L.P.	6/30/25	122,860 *
Mayfield Select, L.P.	6/30/25	166,991 *
Mayfield XIV, L.P.	6/30/25	2,729,428 *
Mayfield XV, L.P.	6/30/25	3,258,354 *
Mayfield XVI, L.P.	6/30/25	2,555,489 *
Mayfield XVII, L.P.	6/30/25	204,339 *
Meritech Capital Partners IV L.P.	6/30/25	214,525 *
Meritech Capital Partners V L.P.	6/30/25	1,382,241 *
Meritech Capital Partners V Sidecar L.P.	6/30/25	18,147 *
Meritech Capital Partners VI L.P.	6/30/25	2,695,629 *
Meritech Capital Partners VII, L.P.	6/30/25	2,788,922 *
Meritech Capital Partners VIII L.P.	6/30/25	492,923 *
Franklin Lexington Private Markets Fund 2025 Quarterly Report
|1

Consolidated Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Acquisition Date	Fair Value
Secondary Investments — continued
Meritech Capital Sidecar III L.P.	6/30/25	$— *,(b)
Meritech Franchise Fund, L.P.	6/30/25	1,084,146 *
New Mountain SRC Continuation Fund, L.P.	4/7/25	14,756,026 *,(c),(d)
Offshore Crosslink Ventures VI Unit Trust	2/28/25	1,657,435 *
Performance Direct Investments V, L.P.	4/24/25	839,892 *,(c),(d)
Performance Venture Capital Reinvestment Fund, L.P.	3/11/25	12,490,715 *
Performance Venture Capital VI, L.P.	4/28/25	416,079 *,(c),(d)
Point 406 Ventures 2016 Opportunities Fund, L.P.	6/30/25	468,615 *
Point 406 Ventures I, L.P.	6/30/25	254,575 *
Point 406 Ventures II, L.P.	6/30/25	1,779,339 *
Point 406 Ventures III, L.P.	6/30/25	3,393,652 *
Point 406 Ventures IV, L.P.	6/30/25	1,189,483 *
Point 406 Ventures Opportunities Fund II, L.P.	6/30/25	545,822 *
Point 406 Ventures Opportunities Fund III, L.P.	6/30/25	— *,(b)
Point 406 Ventures V, L.P.	6/30/25	98,579 *
Polaris Growth Fund I, L.P.	6/30/25	1,515,067 *
Polaris Growth Fund II, L.P.	6/30/25	1,039,437 *
Polaris Partners IX, L.P.	6/30/25	1,199,730 *
Polaris Partners VII, L.P.	6/30/25	2,811,909 *
Polaris Partners VIII, L.P.	6/30/25	2,638,573 *
Polaris Venture Partners V, L.P.	6/30/25	480,341 *
Polaris Venture Partners VI, L.P.	6/30/25	1,447,503 *
Roark Capital Partners VI (T) L.P.	6/30/25	16,727,689 *
Roark Capital Partners VII (TE) L.P.	6/30/25	— *,(b)
Sageview Capital Partners II (Offshore), L.P.	1/1/25	11,057,989 *
Sageview III (B), L.P.	1/1/25	8,460,535 *
Spark Capital Growth Fund IV, L.P.	6/30/25	964,195 *
Spark Capital Growth Fund V, L.P.	6/30/25	299,815 *
Spark Capital VII, L.P.	6/30/25	436,845 *
Spark Capital VIII, L.P.	6/30/25	127,510 *
TA XIV-A L.P.	6/30/25	14,109,936 *
The Resolute Fund V, L.P.	12/31/24	58,476,182 *
TPG Atlas Partners, L.P.	6/23/25	— *,(b)
Trinity Ventures 2024, L.P.	12/20/24	23,726,716 *
Versant Venture Capital II, L.P.	6/30/25	55,969 *
Vista Equity Partners Hubble, L.P.	2/13/25	35,495,377 *
Wind Point Partners VIII-B, L.P.	12/31/24	14,459,552 *
Total North America		575,904,984
UK/Europe — 21.4%
Apse Capital II, L.P.	12/24/24	27,831,120 *
Bain Capital Europe Fund V, SCSp	12/31/24	43,443,128 *
Bain Capital Europe Fund VI, SCSp	12/31/24	6,137,445 *
eEquity IV AB	12/31/24	3,512,159 *
Hg Saturn 2 A L.P.	1/1/25	27,496,962 *
Hg Saturn 3 A L.P.	1/1/25	13,738,605 *
Inflexion Continuation Fund I (No. 1) Limited Partnership	5/13/25	14,159,638 *,(c),(d)
Investcorp Technology Partners IV-A L.P.	12/31/24	7,339,173 *
L Catterton Europe IV SLP	12/31/24	9,671,519 *
L Catterton Europe V SLP	1/31/25	7,167,916 *
Lakestar CF I L.P.	6/30/25	— *,(b)
MCP Continuation Fund I Cooperatief U.A.	5/20/25	18,258,225 *,(c),(d)
Njord SCSp	3/5/25	3,704,283 *
Portobello Serveo Continuation Vehicle SCA, SICAV-RAIF	4/24/25	1,794,732 *,(c),(d)
PSC IV, L.P.	12/31/24	58,528,519 *
2|
Franklin Lexington Private Markets Fund 2025 Quarterly Report

 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
		Acquisition Date		Fair Value
Secondary Investments — continued
PSC V (B), SCSp		1/17/25		$10,480,465 *
Rhone Offshore Partners V L.P.		4/4/25		5,362,488 *
Rhone Offshore Partners VI L.P.		4/4/25		6,199,699 *
Rivean Capital SCA SiCAV-RAIF -- Rivean Capital Fund VII Feeder		12/23/24		2,355,964 *
Rivean Special Opportunity Fund II Cooperatief U.A.		12/23/24		24,179,400 *
S.L. 12 Sarl		12/31/24		5,682,046 *
VIP III Feeder L.P.		6/30/25		19,294,965 *
VVI I S.C.Sp.		3/21/25		(355,100) *
Total UK/Europe				315,983,351
Asia-Pacific — 3.4%
C-Bridge Healthcare Fund V, L.P.		1/1/25		9,043,415 *
VIG Private Equity Fund IV-4		12/31/24		40,913,550
VIG Private Equity Fund V-4		2/28/25		— *,(b)
Total Asia-Pacific				49,956,965
Latin America — 1.4%
L Catterton Latin America III L.P.		12/31/24		9,334,799 *
L Catterton Latin America IV, L.P.		2/28/25		257,158 *
LCLA3 Brazil Holdings L.P.		12/31/24		10,770,240 *
Total Latin America				20,362,197

Total Secondary Investments				962,207,497

Co-Investments — 5.5%(a)
North America — 4.7%
Blackstone Boardwalk Co-Invest L.P.		2/10/25		6,045,461 *
Castle Creek Capital Partners VIII Co-Investment Fund C, L.P.		12/27/24		25,876,399 *
Cogentrix Co-Investment Fund-D, L.P.		1/17/25		19,997,873 *
Grain Optimus Co-Invest-B, L.P.		4/11/25		— *,(b)
Hometown Food Holdings, LLC		3/31/25		2,450,297 *
KCF Co-Invest, LLC		2/5/25		3,752,272 *,(c),(d)
NM Brilliance Aggregator, L.P.		5/8/25		4,250,000 *,(c),(d)
T-X Ultra Co-Invest L.P.		6/17/25		1,875,000 *,(c),(d)
VEPF VIII Co-Invest 6-A GP, L.P.		2/27/25		4,999,937 *
Total North America				69,247,239
UK/Europe — 0.8%
MDCP Co-Investors (Jade I), L.P.		4/29/25		5,490,600 *,(c),(d)
Neptune Co-Invest Aggregator, SCSP		2/14/25		5,919,127 *
Total UK/Europe				11,409,727

Total Co-Investments				80,656,966
			Shares	Value
Investments in Underlying Funds(e) —12.0%
Franklin Senior Loan ETF			7,282,269	176,449,378 (f)
Total Investments before Short-Term Investments				1,219,668,941
	Rate	Maturity Date	Face Amount
Short -Term Investments—18.1%
Time Deposits(e) — 9.1%
Bank of Montreal	4.310%	7/1/25	$50,000,000	50,000,000
National Bank of Canada	4.330%	7/1/25	70,000,000	70,000,000
Toronto-Dominion Bank	4.300%	7/1/25	14,000,000	14,000,000
Total Time Deposits				134,000,000
Franklin Lexington Private Markets Fund 2025 Quarterly Report
|3

Consolidated Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Lexington Private Markets Fund
(Percentages shown based on Fund net assets)
	Rate	Shares	Value
Money Market Funds(e) — 9.0%
Dreyfus Government Cash Management	4.234%	132,352,966	$132,352,966 (g)
Total Short-Term Investments			266,352,966
Total Investments — 100.9%			1,485,666,807
Liabilities in Excess of Other Assets — (0.9)%			(13,384,992)
Total Net Assets — 100.0%			$1,472,281,815

*	Non-income producing security.
(a)
Investments have no redemption provisions, are issued in private placement transactions and are restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated
Schedule of Investments. Total fair value of restricted investments as of June 30, 2025, was $1,042,864,463, or 70.8% of net assets. As of June 30, 2025, the aggregate cost of each investment restricted to resale was $291,000, $199,000, $9,289,880, —, $28,175,137, $9,922,695, $795,545, $1,259,981,
$3,562,683, $1,203,579, $43,150,572, $1,274,402, $1,214,193, $26,533,401, $32,571,021, —, $408,622, $336,633, $18,429, $208,862, $30,280,
$1,105,740, $420,348, $1,683,993, $827,445, $451,510, $36,858, $5,949,692, $3,903,834, $12,000,000, $7,663,766, $32,540,396, —, $15,944,508,
$4,682,007, $6,308,686, —, $7,428,877, $6,253,680, $221,148, $135,146, $61,430, $860,020, $1,149,970, $970,594, $184,290, $215,005, $1,318,281,
$45,816, $3,710,372, $4,054,380, $1,419,033, $307,150, $1,532,679, $14,826,926, $1,394,220, $918,015, $8,596,221, $421,197, $175,076, $92,145,
$638,872, $1,083,625, $421,410, $184,290, $24,572, $58,973, $503,726, $565,647, $430,010, $921,450, $946,022, $8,413, $149,051, $16,080,250, —,
$7,577,954, $6,154,335, $622,491, $334,671, $268,244, $218,138, $13,012,485, $55,245,357, —, $18,376,392, $59,710, $35,530,000, $12,100,594,
$20,260,275, $37,319,454, $4,821,940, $2,627,084, $27,161,589, $12,542,529, $13,989,519, $5,374,398, $6,820,857, $5,464,742, —, $17,725,025,
$3,933,720, $1,757,959, $43,897,318, $9,419,657, $3,236,337, $5,289,679, $2,021,181, $21,426,080, $5,369,099, $16,489,259, —, $6,309,028,
$34,146,038, —, $6,882,422, $504,315, $12,366,859, $5,885,264, $15,215,177, $20,048,219, —, $2,450,297, $2,954,545, $4,330,411, $1,883,750,
$5,068,289, $5,493,400, $5,463,710, respectively, totaling $877,722,476.

(b)	Investment has been committed to but has not been funded (Note 1).
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Investment is valued using significant unobservable inputs (Note 1).
(e)	The total cost of Investments in Underlying Funds and Short-Term Investments as of June 30, 2025 was $442,639,841.
(f)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds are available at www.franklintempleton.com (Note 2).
(g)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	106,657,460	EUR	91,000,000	HSBC Securities Inc.	7/31/25	$(769,860)
USD	100,232,650	GBP	73,000,000	HSBC Securities Inc.	7/31/25	14,600
USD	3,481,619	SEK	33,000,000	HSBC Securities Inc.	7/31/25	(13,863)
Net unrealized depreciation on open forward foreign currency contracts						$(769,123)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
SEK	—	Swedish Krona
USD	—	United States Dollar
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual shareholder report.
4|
Franklin Lexington Private Markets Fund 2025 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Lexington Private Markets Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 20, 2024.
The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund intends to invest in a portfolio of private equity and other private assets (collectively, “Private Assets”). The Fund has the flexibility to invest in Private Assets across asset types, including but not limited to buyout, growth, venture, credit, mezzanine, infrastructure, energy and other real assets (i.e., assets that have physical properties, such as natural resources, infrastructure and commodities), subject to compliance with its investment strategies and restrictions and applicable law, including the 1940 Act. The Fund may gain access to Private Assets through a number of different approaches, including: (i) by acquiring interests in Secondary Funds, which are investment vehicles, the interests in which are acquired by the Fund through purchases from existing investors; (ii) by acquiring interests in Primary Funds, which are investments vehicles (other than Secondary Funds) acquired by the Fund through commitments to the issuer (collectively with Secondary Funds, the “Portfolio Funds”); and (iii) by making Co-Investments, which are investments primarily alongside transaction sponsors in the same class of equity or debt securities or other instruments as such transaction sponsors. The Fund also intends to invest a portion of its assets in liquid assets, including cash and cash equivalents, liquid fixed income securities and other credit instruments, derivatives and other investments companies, including money market funds and exchange-traded funds (“Liquid Assets”).
The Fund may make investments directly or indirectly through one or more wholly-owned subsidiaries (each, a “Subsidiary” and collectively, the “Subsidiaries”). The Fund may form a Subsidiary in order to pursue its investment objective and strategies or for the purpose of facilitating its use of permitted borrowings. Unless otherwise noted, this Schedule of Investments is the Consolidated Schedule of Investments of the Fund and its wholly-owned Subsidiaries. All intercompany accounts and transactions have been eliminated in the consolidation for the Fund.
As of June 30, 2025, the Fund’s wholly-owned subsidiaries are: FLEX Splitter LP, FLEX Delaware LLC, FLEX Cayman GP LLC, FLEX Subsidiary LLC, and FLEX Intermediary LLC. FLEX Splitter LP invests primarily in Portfolio Funds and Co-Investments through capital contributed by its partners FLEX Delaware LLC (“Onshore Sub”), FLEX Cayman LP (“Offshore Sub”) and, indirectly, the Fund. FLEX Subsidiary LLC and FLEX Intermediary LLC are treated as disregarded entities of the Fund for tax purposes.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation.  The Fund calculates its net asset value on a monthly basis by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.
Valuation oversight
Pursuant to policies adopted by the Board of Trustees (the “Board”), the Manager has been designated as the valuation designee and is responsible for the oversight of the monthly valuation process. The Board has designated the Manager to perform these fair value determinations relating to the value of such investments, in accordance with such procedures and Rule 2a-5 under the 1940 Act. The Fund’s Manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s Manager and the Board. The Board oversees the Valuation Committee’s implementation of the valuation policy and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. In its fair valuation process of Portfolio Funds and Co-Investments, the Valuation Committee may consult with the Fund’s sub-adviser, Lexington Advisors LLC (“Lexington”), to seek any unique insights Lexington may have regarding the value of the Fund’s Private Assets. However, Lexington will not determine the fair values assigned to the Fund’s assets. The value of the Fund’s assets will be based on information reasonably available at the time the valuation is made, and that the Valuation Committee believes to be reliable.
Private Assets
The fair values of the Fund’s investments in Portfolio Funds and certain Co-Investments are generally determined monthly using the net asset value (“NAV”) as a practical expedient in accordance with FASB ASC Topic 820, Fair Value
Franklin Lexington Private Markets Fund 2025 Quarterly Report
|5

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
Measurement (“ASC 820”). Portfolio Funds are generally valued based on the latest NAV reported by a Portfolio Fund manager or general partner. Similarly, many Co-Investments are generally valued based on the valuation information provided by the lead or sponsoring private investor. When determining the fair values of Portfolio Funds, the Fund also considers public index returns which may be relevant to individual Portfolio Funds for purposes of considering any adjustments to the fair value of each Portfolio Fund. In addition, the Fund also assesses any public company exposure held by Portfolio Funds, including any material events or price movement, for purposes of determining fair value at the measurement date. The valuation of Portfolio Funds may be based on imperfect information and is subject to inherent uncertainties.
To the extent the Valuation Committee is either unable to utilize the practical expedient under ASC 820, or where the Valuation Committee determines that use of the practical expedient is not appropriate as it will not result in a price that represents the fair value of an investment, the Valuation Committee will make a fair value determination.
Liquid Assets
The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third-party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Manager to be unreliable, the market price may be determined by the Manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments valued at NAV	Total
Long-Term Investments†:
Investments in Underlying Funds	$176,449,378	—	—	—	$176,449,378
Other Investments:
Secondary Investments	—	—	$97,040,299	$865,167,198	962,207,497
Co-Investments	—	—	15,367,872	65,289,094	80,656,966
Total Long-Term Investments	176,449,378	—	112,408,171	930,456,292	1,219,313,841
6|
Franklin Lexington Private Markets Fund 2025 Quarterly Report

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments valued at NAV	Total
Short-Term Investments†:
Time Deposits	—	$134,000,000	—	—	$134,000,000
Money Market Funds	$132,352,966	—	—	—	132,352,966
Total Short-Term Investments	132,352,966	134,000,000	—	—	266,352,966
Total Investments	$308,802,344	$134,000,000	—	$930,456,292	$1,485,666,807
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$14,600	—	—	$14,600
Total	$308,802,344	$134,014,600	$112,408,171*	$930,456,292	$1,485,681,407
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$783,723	—	—	$(783,723)

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
*	Includes $108,655,899 of investments held at cost as of June 30, 2025.
Investments in Portfolio Funds and Co-Investments are recorded at fair value, using NAV as a practical expedient. Portfolio Funds and Co-Investments with a fair value of $930,456,292 are excluded from the fair value hierarchy as of June 30, 2025.
A listing of Private Asset types held by the Fund and related attributes, as of June 30, 2025, are shown in the below table:

Investment Category	Fair Value	Unfunded Commitments	Estimated Remaining Life	Redemption Frequency*	Notice Period (In Days)	Redemption Restriction Terms**
Co-Investments	$80,656,966	$29,154,023	7-12 years	None	N/A	Liquidity in the form of distributions from Private Asset investments
Secondary Investments	962,207,497	416,076,335	1-12 years	None	N/A	Liquidity in the form of distributions from Private Asset investments

*
The information summarized in the table above represents the general terms for the specified investment type. Individual Private Asset investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Asset investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

**
Distributions from Private Asset investments occur at irregular intervals, and the exact timing of distributions from Private Asset investments cannot be determined. It is estimated that distributions will generally occur over the life of Private Asset investments.

2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following investments were considered affiliated companies for all or some portion of the period ended June 30, 2025. The following transactions were effected in such Underlying Funds for the period ended June 30, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Senior Loan ETF	$175,284,215	—	—	—	—
Franklin Lexington Private Markets Fund 2025 Quarterly Report
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Notes to Consolidated Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Franklin Senior Loan ETF	—	$2,989,495	$1,165,163	$176,449,378
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Franklin Lexington Private Markets Fund 2025 Quarterly Report